First Trust RiverFront Dynamic Emerging Markets ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	115 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		33.57%	4.20%	8.61%
First Trust RiverFront Dynamic Emerging Markets ETF
Prospectus [Line Items]
Average Annual Return, Percent		26.11%	6.68%	8.63%
Performance Inception Date	Jun. 14, 2016
First Trust RiverFront Dynamic Emerging Markets ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		25.07%	4.97%	7.12%
First Trust RiverFront Dynamic Emerging Markets ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.43%	4.30%	6.14%